INVENTORIES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
INVENTORIES
Products	¥ 1,121,107	¥ 766,529	$ 175,926
Inventories written down	¥ 45,976	¥ 24,216